Components of Other Significant Items (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	¥ (121,697)	¥ 14,062	¥ (30,235)
Depreciation and amortization	319,594	325,366	371,004
Imaging Products & Solutions
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(154)	(157)	(1,037)
Depreciation and amortization	35,951	36,666	50,323
Mobile Products & Communications
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(57,680)	4,155	(34,514)
Depreciation and amortization	9,015	8,974	10,606
Home Entertainment & Sound
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(64,078)	7,214	387
Depreciation and amortization	27,358	29,314	53,792
Devices
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(44)	27	3
Depreciation and amortization	116,971	106,824	120,866
Pictures
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(516)	2,483	4,347
Depreciation and amortization	10,825	7,996	8,427
Music
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(372)	(265)	(80)
Depreciation and amortization	10,789	12,166	13,427
Financial Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(1,252)	(1,961)	(1,345)
Depreciation and amortization	56,322	62,077	56,531
All Other
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	2,399	2,566	2,004
Depreciation and amortization	19,548	21,574	22,420
Game
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	10,848	13,649	12,352
Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	297,627	299,240	348,744
Corporate
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	¥ 21,967	¥ 26,126	¥ 22,260